Acquisition of AGRL (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Incentive Shares Issued	100,000
Agrl [Member]
Incentive Target Basis	78,000,000 and above	65,000,000 and above	41,800,000 and above
Incentive Shares Issued	2,573,000	2,573,000	12,050,000